BONDS AND SECURITIES AT AMORTIZED COST (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Jan. 02, 2023
IfrsStatementLineItems [Line Items]
Brazilian government securities	R$ 139,751,396	R$ 53,635,938
Corporate debt securities	121,344,702	121,732,123
Balance on December 31, 2023	261,096,098	175,368,061
IFRS 17 [member]
IfrsStatementLineItems [Line Items]
Amortized cost			R$ 36,639,102
At cost [member]
IfrsStatementLineItems [Line Items]
Brazilian government securities	145,278,232	54,282,125
Corporate debt securities	121,713,735	120,924,952
Balance on December 31, 2023	266,991,967	175,207,077
Gross Unrealized Gains [Member]
IfrsStatementLineItems [Line Items]
Brazilian government securities	3,032,908	4,007,277
Corporate debt securities	23,020	1,387,469
Balance on December 31, 2023	3,055,928	5,394,746
Gross Unrealized Losses [Member]
IfrsStatementLineItems [Line Items]
Brazilian government securities	(8,559,744)	(4,653,464)
Corporate debt securities	(392,053)	(580,298)
Balance on December 31, 2023	R$ (8,951,797)	R$ (5,233,762)